U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

January 2, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Aegis Value Fund, Inc. (the “Fund”)
File Nos. 333-49241 and 811-09174
Aegis Value Fund, Inc. (S000010770)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Act of 1940, as amended, and the regulations thereunder, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment for the Fund dated December 31, 2012, and filed electronically as Post-Effective Amendment No. 20 to the Fund’s Registration Statement on Form N-1A on December 28, 2012.

If you have any questions, regarding this filing, please call the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz, Esq.
For US Bancorp Fund Services, LLC